Share-based compensation - Restricted shares (Detail)	12 Months Ended
	Dec. 31, 2020 € / shares		Dec. 31, 2020 $ / shares € / shares		Dec. 31, 2020 $ / shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 $ / shares
Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement						1,866,864	1,866,864
US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement						1,731,978	1,731,978
Restricted shares [Member] | Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,813,385		1,813,385		1,813,385
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | € / shares	€ 36.20		€ 36.20			€ 34.63
Number of other equity instruments granted in share-based payment arrangement	681,614		681,614
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares	€ 38.06
Notional Dividends	36,632	[1]	36,632	[1]
Weighted Average Exercise Price Notional Dividends | € / shares	€ 36.71	[1]
Number of other equity instruments exercised or vested in share-based payment arrangement	654,018		654,018
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | € / shares	€ 31.25
Number of other equity instruments forfeited in share-based payment arrangement	117,707		117,707
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | € / shares	€ 35.19
Restricted shares [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,649,847		1,649,847		1,649,847
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares					$ 41.14		$ 38.22
Number of other equity instruments granted in share-based payment arrangement	620,540		620,540
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 41.60
Notional Dividends	33,916	[1]	33,916	[1]
Weighted Average Exercise Price Notional Dividends | $ / shares			€ 42.50	[1]
Number of other equity instruments exercised or vested in share-based payment arrangement	609,915		609,915
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			€ 34.55
Number of other equity instruments forfeited in share-based payment arrangement	126,672		126,672
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 40.09

[1]	Dividend declared in 2020 on outstanding shares.